Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

May 31, 2011

Dates Covered
Collections Period	05/01/11 - 05/31/11
Interest Accrual Period	05/16/11 - 06/14/11
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/11	758,089,545.91	48,107
Yield Supplement Overcollateralization Amount at 04/30/11	34,891,828.14	0

Receivables Balance at 04/30/11	792,981,374.05	48,107
Principal Payments	24,233,217.68	1,317
Defaulted Receivables	662,181.64	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/11	33,426,922.61	0

Pool Balance at 05/31/11	734,659,052.12	46,759

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	5,671,192.02	475
Past Due 61-90 days	1,270,117.94	91
Past Due 91 + days	167,515.34	12

Total	7,108,825.30	578

Total 31+ Delinquent as % Ending Pool Balance	0.97%

Recoveries	498,569.29

Aggregate Net Losses - May 2011	163,612.35

Overcollateralization Target Amount	44,079,543.13
Actual Overcollateralization	38,496,740.60

Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	6.19%
Weighted Average Remaining Term	54.54

Flow of Funds	$ Amount

Collections	27,383,818.16
Advances	13,239.53
Investment Earnings on Cash Accounts	2,511.38
Servicing Fee	(660,817.81)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	26,738,751.26

Distributions of Available Funds
(1) Class A Interest	542,237.92
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	26,098,844.22
(9) Distribution to Certificateholders	0.00
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	26,738,751.26

Servicing Fee	660,817.81
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 05/16/11	722,261,155.74
Principal Paid	26,098,844.22
Note Balance @ 06/15/11	696,162,311.52

Class A-1
Note Balance @ 05/16/11	124,533,155.74
Principal Paid	26,098,844.22
Note Balance @ 06/15/11	98,434,311.52
Note Factor @ 06/15/11	48.9722943%

Class A-2
Note Balance @ 05/16/11	208,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/11	208,000,000.00
Note Factor @ 06/15/11	100.0000000%

Class A-3
Note Balance @ 05/16/11	213,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/11	213,000,000.00
Note Factor @ 06/15/11	100.0000000%

Class A-4
Note Balance @ 05/16/11	127,995,000.00
Principal Paid	0.00
Note Balance @ 06/15/11	127,995,000.00
Note Factor @ 06/15/11	100.0000000%

Class B
Note Balance @ 05/16/11	24,366,000.00
Principal Paid	0.00
Note Balance @ 06/15/11	24,366,000.00
Note Factor @ 06/15/11	100.0000000%

Class C
Note Balance @ 05/16/11	24,367,000.00
Principal Paid	0.00
Note Balance @ 06/15/11	24,367,000.00
Note Factor @ 06/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	639,907.04
Total Principal Paid	26,098,844.22

Total Paid	26,738,751.26

Class A-1
Coupon	0.29442%
Interest Paid	30,554.21
Principal Paid	26,098,844.22

Total Paid to A-1 Holders	26,129,398.43

Class A-2
Coupon	0.64000%
Interest Paid	110,933.33
Principal Paid	0.00

Total Paid to A-2 Holders	110,933.33

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8011576
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.6755093

Total Distribution Amount	33.4766669

A-1 Interest Distribution Amount	0.1520110
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	129.8449961

Total A-1 Distribution Amount	129.9970071

A-2 Interest Distribution Amount	0.5333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5333333

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/11	55,979.93
Balance as of 05/31/11	69,219.46
Change	13,239.53

Reserve Account
Balance as of 05/16/11	2,064,965.17
Investment Earnings	199.78
Investment Earnings Paid	(199.78)
Deposit/(Withdrawal)	—
Balance as of 06/15/11	2,064,965.17
Change	—
Required Reserve Amount	2,064,965.17